Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 13,328	kr 10,705
Amounts offset in the Statement of Financial Position	(2,685)	(4,273)
Net amounts of financial assets presented in the Statement of Financial Position	10,643	6,432
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(1,881)	(2,049)
Cash collateral received	(7,997)	(3,573)
Net amount	765	810
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	7,912	16,910
Amounts offset in the Statement of Financial Position	(2,685)	(4,273)
Net amounts of financial liabilities presented in the Statement of Financial Position	5,227	12,637
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(1,881)	(2,049)
Cash collateral paid	(3,170)	(10,353)
Net amount	kr 176	kr 235